Advance to Suppliers, Net (Details)	6 Months Ended				12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Advance to Suppliers, Net [Line Items]
Wrote off advance to suppliers			¥ 4,871,715		¥ 4,871,715
Advance to suppliers	¥ 4,287,086	$ 613,045			¥ 9,125,428	$ 1,273,861	(344,330)	5,216,045
Prepaid Suppliers [Member]
Advance to Suppliers, Net [Line Items]
Wrote off advance to suppliers			¥ 4,871,715						¥ 2,848,086
Advance to suppliers						$ (4,871,715)	¥ 344,330	¥ 5,216,045